General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	Year ended December 31
	2017	2016	2015
Salaries and wages	$5,053	$5,778	$10,967
Rent and office costs	792	828	1,232
Legal, accounting, consulting and professional fees	2,369	2,547	2,830
Directors fees and expenses	1,357	935	922
Other general and administrative expenses	1,908	3,441	3,070
	$11,479	$13,529	$19,021